Cash	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash And Restricted Deposits Explanatory [Abstract]
Cash

Note 4.A – Cash

	December 31,
	2020	2021
	Thousands USD	Thousands USD
Bank accounts- dominated in NIS	1,057	72,190
Bank accounts- dominated in USD	584,205	753,320
Bank accounts- dominated in GBP	-	23,651
Bank accounts- other	76	4,465
	585,338	853,626

Note 4.B – Restricted deposits

The Group has a restricted deposit of $649 thousand for the lease of its offices and labs and for credit cards ($148 thousand presented under current assets and $501 thousand presented as non-current assets). The deposit is not linked and bears an annual interest rate of 0.01%. The Group expects to lease its offices and labs for a period of more than a year, thus the restricted deposit was classified as a non-current asset. The restricted deposit for the credit cards was classified as a current asset.

Note 4.C – Bank deposits

The Group has unrestricted bank deposits of $501,969 thousand (2020: $85,596 thousand). $437,598 thousand are presented under current assets and $64,371 thousand are presented as non-current assets. The deposits bear an annual and fixed interest rate of between 0.36%-1.22%.